Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Development Expenses [Abstract]
Payroll, salaries and associated expenses	$ 7,121	$ 3,565		$ 2,558
Other development expenses	4,480	2,782		3,029
Total	$ 11,601	$ 6,347	[1]	$ 5,587	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.